Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
(6)	Supplemental Cash Flow Information

	Nine Months Ended September 30,		Period from July 10, 2003 (inception) through
	2011	2012	September 30, 2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of warrants issued with issuance of long-term debt	105	—	2,290
Fair value of warrants issued with sale of common stock	16,947	—	16,947
Fair value of embedded derivative issued with the demand note	—	310	310
Conversion of warrant liability	—	—	123